Offerings - Offering: 1	May 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.10
Offering Note	Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933. The maximum aggregate amount of the securities to which the prospectus relates is $1,000,000. The prospectus is a final prospectus for the related offering.